ORGANIZATION AND DESCRIPTION OF BUSINESS (Details Narrative) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012	Dec. 07, 2012	Aug. 02, 2012	Jan. 26, 2012	Dec. 07, 2011	Dec. 06, 2011	Nov. 25, 2011
Accounting Policies [Abstract]
Increased number of authorized capital common stock	200,000,000	200,000,000	200,000,000	200,000,000	200,000,000			200,000,000	75,000,000
Authorized capital, common stock par value per share	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001	$ 0.001	$ 0.0001
Preferred stock, shares authorized	50,000,000	50,000,000	50,000,000	50,000,000	50,000,000			50,000,000
Preferred stock, par value	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001	$ 0.0001			$ 0.0001
Reserved shares of common stock for issuance under agreement						10,000,000
Capital stock exchanged for common stock					10,000,000		10,000,000